Segment Information - Net Premiums Earned by Line of Business (Details) - USD ($) $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net premiums earned by line of business:
P&C Operations	$ 2,351,446					$ 1,319,494						$ 8,164,184		$ 5,717,438		$ 6,014,099
Life Operations	3,164					14,506						62,241		177,632		295,422
Net amount, premiums earned	2,354,610					1,334,000						8,226,425		5,895,070		6,309,521
Annuity
Net premiums earned by line of business:
Life Operations	0					(1)						1		53,363		122,715
Life insurance product line
Net premiums earned by line of business:
Life Operations	3,164					14,507						62,240		124,269		172,707
Total P&C | Professional
Net premiums earned by line of business:
P&C Operations	376,109					301,418						1,331,669		1,256,643		1,576,365
Total P&C | Casualty
Net premiums earned by line of business:
P&C Operations	574,951					399,525						2,154,034		1,722,907		1,702,007
Total P&C | Property catastrophe
Net premiums earned by line of business:
P&C Operations	205,301					94,073						663,958		433,602		492,568
Total P&C | Property
Net premiums earned by line of business:
P&C Operations	614,032					303,763						1,890,323		1,100,439		1,105,383
Total P&C | Specialty
Net premiums earned by line of business:
P&C Operations	403,545					189,953						1,601,726		833,026		826,839
Total P&C | Other
Net premiums earned by line of business:
P&C Operations	177,508	[1]				30,762	[1]					522,474	[2]	370,821	[2]	310,937	[2]
Corporate and other
Net premiums earned by line of business:
Life Operations	3,164					14,506						62,241		177,632		295,422
Net amount, premiums earned	3,164	[3]	$ 11,665	$ 17,812	$ 18,258	14,506		$ 23,064	$ 19,739	$ 58,518	$ 76,311	62,241	[4]	177,632	[4]	295,422	[4]
Corporate and other | Annuity
Net premiums earned by line of business:
Life Operations	0					(1)						1		53,363		122,715
Corporate and other | Life insurance product line
Net premiums earned by line of business:
Life Operations	3,164					14,507						62,240		124,269		172,707
Operating Segments [Member] | Total P&C
Net premiums earned by line of business:
Net amount, premiums earned	2,351,446		$ 2,375,155	$ 2,405,740	$ 2,063,795	1,319,494		$ 1,413,161	$ 1,453,673	$ 1,438,076	$ 1,412,528	8,164,184		5,717,438		6,014,099
Operating Segments [Member] | Insurance Segment
Net premiums earned by line of business:
P&C Operations	1,593,874					962,306						5,648,482		4,026,713		4,267,677
Net amount, premiums earned	1,593,874					962,306						5,648,482		4,026,713		4,267,677
Operating Segments [Member] | Insurance Segment | Professional
Net premiums earned by line of business:
P&C Operations	332,954					266,410						1,163,302		1,075,420		1,370,196
Operating Segments [Member] | Insurance Segment | Casualty
Net premiums earned by line of business:
P&C Operations	420,212					341,317						1,685,748		1,422,684		1,389,851
Operating Segments [Member] | Insurance Segment | Property catastrophe
Net premiums earned by line of business:
P&C Operations	0					0						0		0		0
Operating Segments [Member] | Insurance Segment | Property
Net premiums earned by line of business:
P&C Operations	359,633					172,539						1,021,037		544,856		544,278
Operating Segments [Member] | Insurance Segment | Specialty
Net premiums earned by line of business:
P&C Operations	367,352					171,878						1,473,929		737,281		732,042
Operating Segments [Member] | Insurance Segment | Other
Net premiums earned by line of business:
P&C Operations	113,723	[1]				10,162	[1]					304,466	[2]	246,472	[2]	231,310	[2]
Operating Segments [Member] | Reinsurance Segment
Net premiums earned by line of business:
P&C Operations	757,572					357,188						2,515,702		1,690,725		1,746,422
Net amount, premiums earned	757,572					357,188						2,515,702		1,690,725		1,746,422
Operating Segments [Member] | Reinsurance Segment | Professional
Net premiums earned by line of business:
P&C Operations	43,155					35,008						168,367		181,223		206,169
Operating Segments [Member] | Reinsurance Segment | Casualty
Net premiums earned by line of business:
P&C Operations	154,739					58,208						468,286		300,223		312,156
Operating Segments [Member] | Reinsurance Segment | Property catastrophe
Net premiums earned by line of business:
P&C Operations	205,301					94,073						663,958		433,602		492,568
Operating Segments [Member] | Reinsurance Segment | Property
Net premiums earned by line of business:
P&C Operations	254,399					131,224						869,286		555,583		561,105
Operating Segments [Member] | Reinsurance Segment | Specialty
Net premiums earned by line of business:
P&C Operations	36,193					18,075						127,797		95,745		94,797
Operating Segments [Member] | Reinsurance Segment | Other
Net premiums earned by line of business:
P&C Operations	$ 63,785	[1]				$ 20,600	[1]					$ 218,008	[2]	$ 124,349	[2]	$ 79,627	[2]

[1]	Other within the Insurance segment includes: excess and surplus, programs, surety, structured indemnity and certain discontinued lines. Other within the Reinsurance segment includes: whole account contracts, structured indemnity and other lines.
[2]	Other within the Insurance segment includes: excess and surplus, programs, surety, structured indemnity and certain discontinued lines. Other within the Reinsurance segment includes: whole account contracts, accident and health and other lines.
[3]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.
[4]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.